July 17, 2018

DBX ETF TRUST

Xtrackers Germany Equity ETF

Xtrackers Eurozone Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus, each dated October 27, 2017, and as each may be supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved reductions in each Fund’s unitary management fee to 0.09% and accordingly terminated the Adviser’s voluntary expense limitations that limited the Funds’ operating expenses at 0.09% because of the redundancy. The reductions in the unitary management fee and the termination of the Adviser’s voluntary expense limitations for the Funds are effective immediately.

Accordingly, the Summary Prospectus and Statutory Prospectus for the Fund is revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.09	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.09

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Annual Fund Operating Expenses”:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.09	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.09

* Effective July 17, 2018, the Fund’s management fee was reduced from 0.15% to 0.09% of the Fund’s average daily net assets.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Example”:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

Additionally, the information with respect to the Funds in the section of the Statutory Prospectus entitled “Management—Management Fee” is hereby deleted and replaced with the following:

Fund	Fee as a % of average daily net assets
Xtrackers Germany Equity ETF	0.09	*
Xtrackers Eurozone Equity ETF	0.09	*

* Prior to July 17, 2018, the Adviser received a unitary management fee at an annual rate equal to 0.15% of the Fund’s average daily net assets.

Please retain this supplement for future reference.

July 17, 2018

DBX ETF TRUST

Xtrackers Germany Equity ETF

Xtrackers Eurozone Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Statement of Additional Information dated October 27, 2017, as supplemented from time to time

The Board of Trustees of DBX ETF Trust (the “Trust”) has approved reductions in each Fund’s unitary management fee to 0.09% and accordingly terminated the Adviser’s voluntary expense limitations that limited the Funds’ operating expenses at 0.09% because of the redundancy. The reductions in the unitary management fee and the termination of the Adviser’s voluntary expense limitations for the Funds are effective immediately.

Accordingly, the Statement of Additional Information for the Fund will be revised as follows:

The information with respect to each Fund in the chart following the third paragraph of the section of the Statement of Additional Information entitled “Investment Advisory, Administrative and Distribution Services—Investment Adviser” is hereby deleted and replaced with the following:

Fund	Fee
Xtrackers Germany Equity ETF	0.09%*
Xtrackers Eurozone Equity ETF	0.09%*

* Prior to July 17, 2018, the Adviser received a unitary management fee at an annual rate equal to 0.15% of the Fund’s average daily net assets. However, prior to that date, a voluntary expense limitation limited the Fund’s operating expenses at 0.09%.

Please retain this supplement for future reference.